Acquisition and Cancellation	12 Months Ended
Dec. 31, 2025
Acquisition and Cancellation
Acquisition and Cancellation

Note 3 – Acquisition and Cancellation

On April 25, 2025, the Group closed an equity acquisition agreement with a third party (the “Seller”), under which the Group purchased 85% equity interest in Xintong International Trading Co., Ltd. (“Xintong International”) for a consideration of $69,788,554 (RMB488,038,338), consisting of (i) the first tranche payment of $48,004,462 (RMB335,700,000), which was settled on April 25, 2025 by transferring $45,604,238 (RMB318,915,000) of financing receivables to the Seller; (ii) the second tranche payment of $13,584,819 (RMB95,000,000), of which $9,730,048 was paid in the form of Tether (USDT) in August 2025 and November 2025, with the remainder yet to be settled; and (iii) the third tranche payment of $8,199,273 (RMB57,338,338), which was settled on July 1, 2025 by transferring accounts receivable.

Xintong International owns 100% equity interest in Shanghai Senhuixin Technology Co., Ltd.(“Senhuixin”), a PRC holding company, which owns 30% equity interest in Shandong Liansen Development Co., Ltd (“Shandong Liansen”). Shandong Liansen owns and manages certain land use rights and forests and plants that can be used for Chinese herbal medicine cultivation and flower cultivation. Given that (i) substantially all of the fair value of the gross assets acquired is concentrated in a single asset, which is Senhuixin’s 30% equity interest in Shandong Liansen, and (ii) Xintong International and its wholly owned subsidiary Senhuixin have not commenced any operation before this acquisition, Xintong International together with its wholly owned subsidiary Senhuixin does not constitute a business, and therefore the acquisition was accounted for as an asset acquisition, i.e., the Group acquired the 30% equity interest in Shandong Liansen.

On December 18, 2025, due to the delayed commercial development plan on the forests and plants, the Group renegotiated with the Seller and both parties reached into agreement to unwind the above acquisition transaction. The Seller is required to transfer the remaining accounts receivable of $7,484,283 (RMB52,338,338) back to the Group and shall repay the remaining consideration (the "refund receivable") in aggregate of $58,597,187 (RMB409,775,985) in four tranches, before March 31, 2028.

As of December 31, 2025, the Group received accounts receivable of $7,484,283 (RMB52,338,338) transferred back by the Seller and the fair value of the remaining refund receivable was determined at $54,050,103 (RMB377,977,772) based on the present value of future repayments using the discounted rate of 7.0%, determined by reference to the Group's incremental borrowing rate., which represents the rate that would be reflected in the Group's weighted average cost of borrowing for the borrowing of a similar duration and amount. As a result, the Group recognized a loss of $4,424,099 (RMB31,798,213) related to unwinding the transaction.

As of December 31, 2025, the Group had the refund receivable of $54,050,103, and the Group recorded interest income of $145,302 on the refund receivable for the year ended December 31, 2025.